CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CONSOLIDATED STATEMENTS OF CASH FLOWS
Decrease / (increase) of prepaid expenses	€ 2,200	€ 4,000	€ (1,100)
Proceeds from exercise of warrants	€ 6	€ 2	€ 0